Disclosure of intangible assets with indefinite useful life (Details)	12 Months Ended
Dec. 31, 2017
Patents [Member]
Statement [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	5 years
Rights [Member]
Statement [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	2 years